CONSOLIDATED STATEMENTS OF STOCKHOLDERS EQUITY - USD ($)	Total	Series A Preferred Stock	Common Stock	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Treasury Stock
Beginning Balance at Dec. 31, 2017	$ 27,474,226	$ 5,891,000	$ 33,931,997	$ (12,218,897)	$ (79,880)	$ (49,994)
Beginning Balance, shares at Dec. 31, 2017		5,891	5,024,374			3,571
Stock compensation expense	42,582		$ 42,582
Net income	2,406,136			2,406,136
Other comprehensive income	(208,044)				(208,044)
Ending Balance at Dec. 31, 2018	29,714,900	$ 5,891,000	$ 33,974,579	(9,812,761)	(287,924)	$ (49,994)
Ending Balance, shares at Dec. 31, 2018		5,891	5,024,374			3,571
Net income	1,850,100			1,850,100
Other comprehensive income	455,491				455,491
Ending Balance at Dec. 31, 2019	$ 32,020,491	$ 5,891,000	$ 33,974,579	$ (7,962,661)	$ 167,567	$ (49,994)
Ending Balance, shares at Dec. 31, 2019		5,891	5,024,374			3,571